PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment and right-of-use assets [Table Text Block]
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Land	-	500,000	500,000
Leasehold improvements	2,194,128	2,057,964	2,027,182
Furniture and fixtures	367,024	361,580	361,580
Computer equipment	6,659	6,659	6,659
Machinery and equipment	2,309,689	2,419,927	2,399,226
	4,877,500	5,346,130	5,294,647
Less: Accumulated depreciation	(2,211,900)	(1,955,197)	(1,861,553)
	2,665,600	3,390,933	3,433,094